Basis of Presentation and General information, Revenue from Charters (Details) - Revenues [Member] - Customer Concentration [Member]	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Credit Concentration Considerations [Abstract]
Concentration risk percentage	100.00%	58.00%	100.00%	93.00%
Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	100.00%	34.00%	63.00%	24.00%
Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	0.00%	52.00%
Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	0.00%	17.00%
Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	13.00%	0.00%
Charterer E [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	24.00%	12.00%	0.00%
Charterer F [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	12.00%	0.00%